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                    Skadden, Arps, Slate, Meagher & Flom LLP
                              333 West Wacker Drive
                             Chicago, Illinois 60610


                                                April 27, 2006


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


         Re:  Van Kampen Senior Loan Fund
              Definitive Proxy Statement
              (File Nos. 811-5845 and 333-121061)
              -----------------------------------

Ladies and Gentlemen:

         Van Kampen Senior Loan Fund (the "Fund") hereby files via EDGAR its Definitive Proxy Statement on Schedule 14A (the "Proxy Statement") in connection with a shareholder meeting of the Fund, complete with certain exhibits filed therewith (the "Exhibits"). The Proxy Statement and Exhibits are filed pursuant to Section 14(a) of the Securities Exchange Act of 1934, as amended, and the General Rules and Regulations of the Securities and Exchange Commission (the "Commission") promulgated thereunder.

         In connection with the filing of this Proxy Statement, the Fund acknowledges that the disclosure included in the Proxy Statement is the responsibility of the Fund. The Fund further acknowledges that the action of the Commission or the staff acting pursuant to delegated authority in reviewing the Proxy Statement does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosures in the Proxy Statement; and that the Fund will not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

         Should the staff have any questions regarding the foregoing, please do not hesitate to call me at (312) 407-0863 or Lou Anne McInnis at (212) 762-5262.

                                        Very truly yours,

                                        /s/ Charles B. Taylor

                                        Charles B. Taylor